Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2024

Shares		Coupon Rate (%)	Maturity	Fair Value
	PREFERRED STOCK - 4.2%
	ASSET MANAGEMENT - 1.7%
27	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.688	Perpetual	621,000
18	Eaton Vance Senior Floating Rate Trust (a)(b)(c)	3.768	Perpetual	414,000
				1,035,000
	INSTITUTIONAL FINANCIAL SERVICES - 2.4%
18,818	B Riley Financial, Inc.	5.250	Perpetual	323,858
60,000	B Riley Financial, Inc.	6.000	Perpetual	1,129,800
				1,453,658

	TOTAL PREFERRED STOCK - (Cost $2,473,247)			2,488,658

Principal Amount ($)		Series	Class	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES - 82.9%
	COLLATERALIZED LOAN OBLIGATIONS - 82.9%
1,000,000	Allegro CLO VI, LTD. (d)(e)	2018-6	Class E	11.214	1/17/2031	939,726
700,000	Ares CLO XLVIII, LTD. (d)(e)	2018-48	Class E	10.877	7/20/2030	674,634
1,500,000	Atlas Senior Loan Fund VII, LTD. (d)(e)	2016-7A	Class ER	12.042	11/27/2031	1,341,330
1,000,000	Bain Capital Credit CLO 2019-4, LTD. (d)(e)	2019-4A	Class ER	13.310	4/23/2035	989,996
1,000,000	BlueMountain CLO 2015-4, LTD. (d)(e)	2015-4R	Class ER	11.627	4/20/2030	970,000
1,000,000	BlueMountain CLO 2018-2, LTD. (d)(e)	2018-2	Class E	11.692	8/15/2031	916,036
2,000,000	CQS US CLO 2022-2, LTD. (d)(e)	2022-2	Class E-1	12.266	7/20/2031	1,794,958
1,450,000	Canyon Capital CLO 2014-1, LTD. (d)(e)	2014-1R	Class DR	11.152	1/30/2031	1,355,784
2,000,000	Carlyle Global Market Strategies CLO 2015-5, LTD. (d)(e)	2015-5A	Class DR	12.279	1/20/2032	1,969,904
2,000,000	Dryden 40 Senior Loan Fund (d)(e)	2015-40A	Class ER	11.319	8/15/2031	1,874,973
500,000	Dryden 37 Senior Loan Fund (d)(e)	015-37R	Class ER	10.805	1/15/2031	474,568
2,000,000	Dryden 68 CLO, LTD. (d)(e)	2019-68A	Class ER	12.340	7/15/2035	1,939,761
1,000,000	1828 CLO, LTD. (d)(e)	2016-R	Class DR	12.245	10/15/2031	999,982
2,000,000	Gallatin CLO VIII 2017-1, LTD. (d)(e)	2017-1	Class ER	12.575	7/15/2031	1,878,097
2,000,000	Jefferson Mill CLO, LTD. (d)(e)	2015-R	Class ER	12.029	10/20/2031	1,924,982
2,000,000	KKR CLO 17, LTD. (d)(e)	17	Class ER	12.966	4/15/2034	1,999,919
1,000,000	LCM XXII, LTD. (d)(e)	2018-22R	Class DR	11.177	10/20/2028	879,223
500,000	LCM XXVII, LTD. (d)(e)	2018-27	Class E	11.255	7/16/2031	428,903
1,500,000	LCM 31, LTD. (d)(e)	31-A	Class E	12.659	1/20/2032	1,485,620
1,000,000	LCM 37, LTD. (d)(e)	37-A	Class E	12.944	4/15/2034	985,089
1,858,000	Marathon CLO XIII, LTD. (d)(e)	2019-1	Class A	12.635	4/15/2032	1,687,522
1,004,000	Marble Point CLO XXII, LTD. (d)(e)	2021-2A	Class E	12.976	7/25/2034	925,338
2,000,000	Mountain View CLO XIV, LTD. (d)(e)	2019-1A	Class ER	12.950	10/15/2034	1,889,974
1,000,000	OZLM VI, LTD. (d)(e)	2018-6	Class DS	11.714	4/17/2031	993,953
3,000,000	Octagon Investment Partners XXI, LTD. (d)(e)	2014-21R2	Class DRR	12.633	2/14/2031	2,977,485
1,000,000	PPM CLO 2018-1, LTD. (d)(e)	2018-1	Class E	11.605	7/15/2031	903,506
1,000,000	Sound Point CLO XXI, LTD. (d)(e)	2018-21	Class D	11.431	10/26/2031	819,026
2,000,000	Sound Point CLO XXV, LTD. (d)(e)	2019-25R	Class ER	12.575	4/25/2033	1,785,257
1,500,000	Steele Creek CLO, LTD. (d)(e)	2014-1R	Class E	11.424	4/21/2031	1,145,984
500,000	Symphony CLO XVI, LTD. (d)(e)	2015-16R	Class ER	11.756	10/15/2031	448,841
1,100,000	Wind River 2018-2 CLO, LTD. (d)(e)	2018-2	Class E	11.405	7/15/2030	1,040,655
1,750,000	Trinitas CLO XI, LTD. (d)(e)	2019-11A	Class ER	12.846	7/15/2034	1,629,994
771,453	Venture XIV CLO, LTD. (d)(e)	2013-14R	Class ER	12.728	8/28/2029	376,694
1,000,000	Vibrant CLO VI, LTD. (d)(e)	2017-6	Class E	11.409	6/20/2029	990,524
1,000,000	Vibrant CLO IX, LTD. (d)(e)	2018-6	Class D	11.927	7/20/2031	962,203
500,000	Voya CLO, LTD. (d)(e)	2019-2	Class E	12.277	7/20/2032	499,841
1,500,000	Wellfleet CLO X, LTD. (d)(e)	2019-XA	Class DR	12.189	7/20/2032	1,388,264
1,000,000	Wellfleet CLO 2017-3, LTD. (d)(e)	2017-3	Class D	11.205	1/17/2031	858,637
1,150,000	Wellfleet CLO 2018-1, LTD. (d)(e)	2018-1	Class E	11.164	7/17/2031	1,116,842
1,500,000	Wind River 2016-1K CLO, LTD. (d)(e)	2016-1K	Class ER	13.005	10/15/2034	1,435,688

	TOTAL ASSET BACKED SECURITIES - (Cost $46,320,328)					49,699,711

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS - 4.4%
	BANKING - 4.4%
2,000,000	VTB Bank PJSC Via Eurasia DAC (a)(b)(e)(f)(g)	H15T10Y + 8.067%	11.577		859,800
2,000,000	New York Community Bancorp, Inc.		8.332	11/6/2028	1,787,252

	TOTAL CORPORATE BONDS - (Cost $3,577,500)				2,647,052

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES - 0.5%
	SOVEREIGN - 0.5%
1,000,000	Ukraine Government International Bond (e)(h)	7.750	9/1/2024	319,156

	TOTAL NON U.S. GOVERNMENT & AGENCIES - (Cost $983,006)			319,156

Leader Capital Short Term High Yield Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2024

Shares		Fair Value
	COMMON STOCKS - 0.4%
	FINANCIALS - 0.4%
100,000	New York Community Bancorp, Inc.	265,000

	TOTAL COMMON STOCKS - (Cost $375,643)	265,000

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	SHORT TERM INVESTMESTS - 4.2%
	MONEY MARKET FUNDS - 4.2%
2,490,125	First American Government Obligations Fund, Class X (i)	5.234	5/1/2024	2,490,125

	TOTAL SHORT TERM INVESTMESTS - (Cost $2,490,125)			2,490,125

	TOTAL INVESTMENTS - 96.6% - (Cost $56,219,849)			57,909,701
	OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%			2,017,044
	NET ASSETS - 100.0%			$59,926,745

LTD -	Limited Company
PJSC -	Public Joint-Stock Company
DAC -	Designated Activity Company

H15T10Y -	U.S. Treasury Yield Curve Rate T Note 10 Year Constant Maturity

(a)	The Valuation Designee has determined that these securities are illiquid. As of April 30, 2024, these securities amounted to $1,894,800 or 3.2% of net assets.

(b)	The value of these securities have been determined in good faith by the Valuation Designee under the policies adopted by the Board of Trustees.

(c)	Rate shown represents the dividend rate as of April 30, 2024.

(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2024, the total market value of 144A securities is $52,665,919 or 87.9% of net assets.

(f)	Variable rate security; the rate shown represents the rate as of April 30, 2024.

(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer at any time.

(h)	Ukraine won approval for a debt-payment freeze from the holders of its international bonds to defer coupon and principal payments until February 2024.

(i)	Rate disclosed is the seven day effective yield as of April 30, 2024.